Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Contributed surplus [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Debt securities at FVOCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2020		$ 3,575	$ 13,908	$ 117		$ 22,119				$ 1,173	$ 274	$ (283)	$ (40)	$ 2	$ 309	$ 181
Net income attributable to equity shareholders	$ 4,993					4,993
Net income attributable to non-controlling interests	13															13
Net gains (losses) on equity securities designated at FVOCI														70
Net change in securities measured at FVOCI															(68)
Net change in foreign currency translation adjustments										(986)
Net change in cash flow hedges	18										18
Net change in post-employment defined benefit plans	663											663
Net change attributable to changes in credit risk	(5)												(5)
Dividends and distributions							$ (111)	$ (1,965)								(3)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(18)
Issue of equity		0	359
Compensation expense arising from equity-settled share-based awards				17
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						18
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(29)
Treasury shares			(15)
Redemption of preferred shares		0
Other				12	[1]	1										(14)
Balance at end of period at Jul. 31, 2021	44,285	3,575	14,252	117		25,055			$ 1,109	187	292	380	(45)	54	241	177
Balance at beginning of period at Apr. 30, 2021		3,575	14,130	119		24,003				(41)	242	243	(55)	43	251	170
Net income attributable to equity shareholders	1,725					1,725
Net income attributable to non-controlling interests	5															5
Net gains (losses) on equity securities designated at FVOCI														25
Net change in securities measured at FVOCI															(10)
Net change in foreign currency translation adjustments										228
Net change in cash flow hedges	50										50
Net change in post-employment defined benefit plans	137											137
Net change attributable to changes in credit risk	10												10
Dividends and distributions							(30)	(657)								(1)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(14)
Issue of equity		0	124
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						14
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(6)
Treasury shares			(2)
Redemption of preferred shares		0
Other				1	[1]	0										3
Balance at end of period at Jul. 31, 2021	44,285	3,575	14,252	117		25,055			1,109	187	292	380	(45)	54	241	177
Balance at beginning of period at Oct. 31, 2021	45,830	4,325	14,351	110		25,793				58	137	634	(28)	75	193	182
Net income attributable to equity shareholders	5,042					5,042
Net income attributable to non-controlling interests	16															16
Net gains (losses) on equity securities designated at FVOCI														(30)
Net change in securities measured at FVOCI															(707)
Net change in foreign currency translation adjustments										572
Net change in cash flow hedges	(361)										(361)
Net change in post-employment defined benefit plans	396											396
Net change attributable to changes in credit risk	222												222
Dividends and distributions							(134)	(2,202)								(6)
Premium on purchase of common shares for cancellation						(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(46)
Issue of equity		800	320
Compensation expense arising from equity-settled share-based awards				15
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						46
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(19)
Treasury shares			1
Redemption of preferred shares		(800)
Other				1	[1]	(1)										3
Balance at end of period at Jul. 31, 2022	48,824	4,325	14,643	107		28,439			1,115	630	(224)	1,030	194	(1)	(514)	195
Balance at beginning of period at Jan. 31, 2022		4,325	14,457	116		26,807				493	72	740	11	72	10	189
Net income attributable to equity shareholders	1,518					1,518
Net income attributable to non-controlling interests	5															5
Net gains (losses) on equity securities designated at FVOCI														35
Net change in securities measured at FVOCI															(415)
Net change in foreign currency translation adjustments										192
Net change in cash flow hedges	(423)										(423)
Net change in post-employment defined benefit plans	322											322
Net change attributable to changes in credit risk	108												108
Dividends and distributions							(47)	(726)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(15)
Issue of equity		0	90
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						15
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(2)
Treasury shares			(2)
Redemption of preferred shares		0
Other				(2)	[1]	0										1
Balance at end of period at Apr. 30, 2022	47,947	4,325	14,545	115		27,567			1,202	685	(351)	1,062	119	92	(405)	193
Net income attributable to equity shareholders	1,660					1,660
Net income attributable to non-controlling interests	6															6
Net gains (losses) on equity securities designated at FVOCI														(84)
Net change in securities measured at FVOCI															(109)
Net change in foreign currency translation adjustments										(55)
Net change in cash flow hedges	127										127
Net change in post-employment defined benefit plans	(32)											(32)
Net change attributable to changes in credit risk	75												75
Dividends and distributions							$ (46)	$ (750)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(9)
Issue of equity		800	95
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						9
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(11)
Treasury shares			3
Redemption of preferred shares		(800)
Other				0	[1]	(1)										(2)
Balance at end of period at Jul. 31, 2022	$ 48,824	$ 4,325	$ 14,643	$ 107		$ 28,439			$ 1,115	$ 630	$ (224)	$ 1,030	$ 194	$ (1)	$ (514)	$ 195

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.